Borrowings - Summary of Borrowings (Parenthetical) (Detail) € in Millions	Mar. 28, 2018 EUR (€)
Unsecured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing capacity	€ 10